PARTY IN INTEREST TRANSACTIONS (Details) - Company common stock - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments acquired	$ 4,457,972
Investments sold	5,567,934
Dividends on investments	$ 747,650